Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14: COMMITMENTS AND CONTINGENCIES

As of December 31, 2020, the Company was contingently liable for letters of guarantee and letters of credit amounting to $10 (December 31, 2019: $10 ) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

In December 2017, Navios Holdings agreed to charter-in, under a ten year bareboat contract, from an unrelated third party the Navios Galaxy II, a newbuilding bulk carrier vessel of 81,789 dwt. On March 30, 2020, Navios Holdings took delivery of the Navios Galaxy II. The Company has agreed to pay in total $5,410 representing a deposit for the option to acquire the vessel, of which $2,705 was paid during the year ended December 31, 2019. As of December 31, 2020, the total amount of $6,704, including expenses and interest, is presented within the caption “Other long-term assets”.

In January 2018, Navios Holdings agreed to charter-in, under two ten-year bareboat contracts, from an unrelated third party the Navios Herakles I and the Navios Uranus, two newbuilding bulk carriers of 82,036 dwt and 81,516 dwt, respectively. On August 28, 2019, Navios Holdings took delivery of the Navios Herakles I. On November 28, 2019, Navios Holdings took delivery of the Navios Uranus. Navios Holdings has agreed to pay in total $11,140, representing a deposit for the option to acquire these vessels, of which $8,340 was paid during the year ended December 31, 2018 and the remaining $2,800 was paid during the year ended December 31, 2019. As of December 31, 2020, the total amount of $14,070, including expenses and interest, is presented within the caption “Other long-term assets”.

In April 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Felicity I, a newbuilding bulk carrier of 81,946 dwt. On January 17, 2020, Navios Holdings took delivery of the Navios Felicity I. Navios Holdings has agreed to pay in total $5,590, representing a deposit for the option to acquire this vessel, of which $2,795 was paid during the year ended December 31, 2018 and the remaining $2,795 was paid during the year ended December 31, 2019. As of December 31, 2020, the total amount of $7,193, including expenses and interest, is presented within the caption “Other long-term assets”.

In October 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Magellan II, a newbuilding bulk carrier of 82,037 dwt. On May 15, 2020, Navios Holdings took delivery of the Navios Magellan II. Navios Holdings has agreed to pay in total $5,820, representing a deposit for the option to acquire this vessel, of which $2,910 was paid during the year ended December 31, 2018 and the remaining $2,910 was paid during the year ended December 31, 2019. As of December 31, 2020, the total amount of $7,506, including expenses and interest, is presented within the caption “Other long-term assets”.

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2022.

On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.

On August 16, 2018, there was a fire incident at the iron ore port terminal in Nueva Palmira, Uruguay, for which Navios Logistics maintains property and loss of earnings insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). As of December 31, 2019, the full amount has been collected in relation to this insurance claim.

In September 2020, Navios Logistics agreed to a settlement regarding a storage and transshipment contract in the grain port terminal for a total amount of $4,140, which will be collected in three equal installments of $1,380 on June 1, 2021, 2022 and 2023. For the year ended December 31, 2020, a gain of $4,102 was included within the caption “Other income” in the consolidated statements of comprehensive (loss)/income. The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations or liquidity.

In the third quarter of 2020, Navios Logistics signed a binding letter of intent to acquire three pushboats and 18 tank barges (the “Navios Logistics’ 2020 Fleet”), operating in the Hidrovia Waterway, for a purchase price of $30,000. Included as a component of the acquisition of the Navios Logistics’ 2020 Fleet is a firm customer contract, in the form of a contract of affreightment for the transportation of a minimum of 1,250,000 cubic meters of fuel during a period of up to five years (“the 2020 Fleet COA”). The acquisition will be funded with $15,000 from existing cash to be paid at closing and sellers’ financing of $15,000, bearing interest at a fixed rate of 5% per annum, payable in three equal annual installments.